Quarterly Results (Unaudited) - Schedule of Quarterly Income Statement Including Basic and Diluted Earning Per Share (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Impairment charges	$ 1,655	$ 1,198	$ 2,974		$ 3,212	$ 3,726	$ 4,227
Lease termination charges				$ 3,063		$ (3,063)